Note 8 - Deferred Charges, Net (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number Vessels Underwent DD During Period	14	11	6
Number of Vessels Survey in Process	1